Unaudited Quarterly Financial Data - Company's Unaudited Quarterly Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Sales	$ 3,256	$ 2,996	$ 3,192	$ 3,185	$ 3,560	$ 3,283	$ 3,143	$ 3,160
Operating income	324	314	307	313	364	331	331	325	1,258	1,351	1,399
Income from continuing operations	199	208	186	194	215	195	191	187	787	788	864
Net income attributable to L-3	$ 196	$ 204	$ 185	$ 193	$ 212	$ 192	$ 205	$ 201	$ 778	$ 810	$ 956
Basic EPS from continuing operations					$ 2.28	$ 2.01	$ 1.97	$ 1.88	$ 8.70	$ 8.12	$ 8.17
Diluted EPS from continuing operations					$ 2.25	$ 1.98	$ 1.94	$ 1.86	$ 8.54	$ 8.01	$ 8.08
Basic EPS	$ 2.23	$ 2.28	$ 2.06	$ 2.14	$ 2.28	$ 2.00	$ 2.11	$ 2.03	$ 8.70	$ 8.41	$ 9.14
Diluted EPS	$ 2.17	$ 2.23	$ 2.03	$ 2.11	$ 2.25	$ 1.97	$ 2.08	$ 2.01	$ 8.54	$ 8.30	$ 9.03